CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net loss	$ (64,713)	$ (10,268)	$ (21,205)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization of deferred charges	76,333	70,503	64,741
Amortization of financing costs (Note 13)	1,364	519	473
Amortization of free lubricants benefit	(85)	(129)	(98)
Compensation cost on restricted stock (Note 11(c))	8,279	7,744	8,203
Actuarial gain / (loss)	1,016	(911)	(30)
Change in fair value of derivative instruments	0	(378)	(616)
(Income) / loss from equity method investments, net of dividends (Note 3)	5,133	(12,668)	5,094
(Increase) / Decrease in:
Receivables	1,871	(5,682)	5,889
Due from related parties	2,070	(604)	294
Inventories	1,062	(1,354)	(684)
Prepaid expenses and other assets	(349)	(1,091)	345
Prepaid charter revenue (Notes 2(k) and 8)	0	0	5,353
Other non-current assets	0	793	(793)
Increase / (Decrease) in:
Accounts payable	(739)	2,293	416
Due to related parties	(217)	60	(43)
Accrued liabilities, net of accrued preferred dividends	437	(11)	(479)
Deferred revenue	(865)	1	451
Other liabilities	(643)	554	135
Drydock costs	(6,009)	(4,461)	(46)
Net cash provided by Operating Activities	23,945	44,910	67,400
Cash Flows from Investing Activities:
Payments for vessel acquisitions, improvements and construction (Notes 5 and 6)	(155,352)	(111,702)	(198,581)
Acquisition of additional interest in Diana Containerships Inc. (Note 3(a))	0	(40,000)	0
Cash dividends from investment in Diana Containerships Inc. (Note 3(a))	193	763	4,000
Loan to Diana Containerships Inc. (Note 4(b))	0	0	(50,000)
Joint venture investment (Note 3(b))	(267)	0	0
Payments for plant, property and equipment (Note 7)	(211)	(1,574)	(575)
Net cash used in Investing Activities	(155,637)	(152,513)	(245,156)
Cash Flows from Financing Activities:
Proceeds from long-term debt (Note 9)	441,173	101,500	18,000
Proceeds from issuance of preferred stock, net of expenses (Note 11(a))	0	62,698	0
Cash dividends on preferred stock	(5,769)	(3,862)	0
Payments for repurchase of common stock (Note 11(d))	(2,673)	(25,349)	0
Financing costs	(5,482)	(527)	(452)
Loan payments (Note 9)	(321,240)	(48,589)	(45,783)
Net cash provided by / (used in) Financing Activities	106,009	85,871	(28,235)
Net decrease in cash and cash equivalents	(25,683)	(21,732)	(205,991)
Cash and cash equivalents at beginning of the year	218,901	240,633	446,624
Cash and cash equivalents at end of the year	193,218	218,901	240,633
Cash paid during the year for:
Interest, net of amounts capitalized	$ 13,048	$ 8,180	$ 7,169